Reporting Entity (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Total issued shares held by shareholders
The Parent Company’s common shares are listed on the Stock Market of Korea Exchange, and its depositary receipts (DRs) are listed on the New York Stock Exchange. Meanwhile, the Board of Directors of the Parent Company resolved to cancel the listing of the Parent Company’s DRs on the London Stock Exchange on June 22, 2023, and the DRs were delisted from the London Stock Exchange as of July 31, 2023. As of December 31, 2023, the Parent Company’s total issued shares are held by the following shareholders:

	Number of shares		Percentage of total shares issued (%)
	2023	2022	2023	2022
SK Inc.	65,668,397	65,668,397	30.01	30.01
National Pension Service	16,330,409	16,846,066	7.46	7.69
Institutional investors and other shareholders	126,854,437	131,671,103	57.97	60.17
Kakao Investment Co., Ltd.	3,846,487	3,846,487	1.76	1.76
Treasury shares	6,133,414	801,091	2.80	0.37

	218,833,144	218,833,144	100.00	100.00

List of subsidiaries
The list of consolidated subsidiaries as of December 31, 2023 and 2022 is as follows:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries owned by the Parent Company	SK Telink Co., Ltd.	Korea	International telecommunication and Mobile Virtual Network Operator service	100.0	100.0
	SK Communications Co., Ltd.	Korea	Internet website services	100.0	100.0
	SK Broadband Co., Ltd.	Korea	Fixed-line telecommunication services	74.4	74.4
	PS&Marketing Corporation	Korea	Communications device retail business	100.0	100.0
	SERVICE ACE Co., Ltd.	Korea	Call center management service	100.0	100.0
	SERVICE TOP Co., Ltd.	Korea	Call center management service	100.0	100.0
	SK O&S Co., Ltd.	Korea	Base station maintenance service	100.0	100.0
	SK Telecom China Holdings Co., Ltd.	China	Investment (Holdings company)	100.0	100.0

(2)	List of consolidated subsidiaries, Continued
The list of consolidated subsidiaries as of December 31, 2023 and 2022 is as follows, Continued:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2023	Dec. 31, 2022
	SK Global Healthcare Business Group Ltd.	Hong Kong	Investment	100.0	100.0
	YTK Investment Ltd.	Cayman Islands	Investment	100.0	100.0
	Atlas Investment	Cayman Islands	Investment	100.0	100.0
	SK Telecom Americas, Inc.	USA	Information gathering and consulting	100.0	100.0
	Quantum Innovation Fund I	Korea	Investment	59.9	59.9
	SK Telecom Japan Inc.(*2)	Japan	Information gathering and consulting	33.0	100.0
	Happy Hanool Co., Ltd.	Korea	Service	100.0	100.0
	SK stoa Co., Ltd.	Korea	Other telecommunication retail business	100.0	100.0
	SAPEON Inc.	USA	Manufacturing non-memory and other electronic integrated circuits	62.5	62.5
Subsidiaries owned by SK Broadband Co., Ltd.	Home & Service Co., Ltd.	Korea	Operation of information and communication facility	100.0	100.0
	Media S Co., Ltd.	Korea	Production and supply services of broadcasting programs	100.0	100.0
Subsidiary owned by PS&Marketing Corporation	SK m&service Co., Ltd.	Korea	Database and Internet website service	100.0	100.0
Subsidiary owned by SK Telecom Americas, Inc.	Global AI Platform Corporation(*2)	USA	Software development and supply business	100.0	—
Subsidiary owned by Global AI Platform Corporation	Global AI Platform Corporation Korea(*2)	Korea	Software development and supply business	100.0	—
Subsidiary owned by Quantum Innovation Fund I	PanAsia Semiconductor Materials LLC.	Korea	Investment	66.4	66.4
Subsidiary owned by SK Telecom Japan Inc.	SK Planet Japan, K. K.(*2)	Japan	Digital contents sourcing service	79.8	79.8
Subsidiary owned by SAPEON Inc.	SAPEON Korea Inc.	Korea	Manufacturing non-memory and other electronic integrated circuits	100.0	100.0
Others(*3)	SK Telecom Innovation Fund, L.P.	USA	Investment	100.0	100.0
	SK Telecom China Fund I L.P.	Cayman Islands	Investment	100.0	100.0

(*1)	The ownership interest represents direct ownership interest in subsidiaries either by the Parent Company or subsidiaries of the Parent Company.
(*2)	Details of changes in the consolidation scope for year ended December 31, 2023 are presented in note 1-(4).
(*3)	Others are owned by Atlas Investment and another subsidiary of the Parent Company.

Condensed financial information of the significant subsidiaries
1)	Condensed financial information of significant consolidated subsidiaries as of and for the year ended December 31, 2023 is as follows:

(In millions of won)
	As of December 31, 2023				2023
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	~~W~~	213,920	65,049	148,871	309,091	17,761
SK Broadband Co., Ltd.		6,442,611	3,323,156	3,119,455	4,281,932	213,905
PS&Marketing Corporation		451,549	224,042	227,507	1,353,321	4,681
SERVICE ACE Co., Ltd.		83,395	54,888	28,507	197,598	2,822
SERVICE TOP Co., Ltd.		71,196	47,641	23,555	178,423	1,738
SK O&S Co., Ltd.		140,942	98,346	42,596	345,617	2,614
Home & Service Co., Ltd.		165,667	112,025	53,642	490,094	1,297
SK stoa Co., Ltd.		94,041	37,253	56,788	301,496	(1,427)
SK m&service Co., Ltd.		153,660	88,195	65,465	247,479	1,253

2)	Condensed financial information of significant consolidated subsidiaries as of and for the year ended December 31, 2022 is as follows:

(In millions of won)
	As of December 31, 2022				2022
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	~~W~~	196,281	60,927	135,354	302,595	15,008
SK Broadband Co., Ltd.		6,245,484	3,134,949	3,110,535	4,162,093	212,816
PS&Marketing Corporation		403,030	177,739	225,291	1,376,400	3,856
SERVICE ACE Co., Ltd.		97,597	59,189	38,408	194,798	2,429
SERVICE TOP Co., Ltd.		81,590	53,589	28,001	179,365	1,613
SK O&S Co., Ltd.		121,755	70,280	51,475	331,715	2,059
Home & Service Co., Ltd.		158,248	102,184	56,064	413,259	(1,217)
SK stoa Co., Ltd.		103,910	44,696	59,214	329,304	9,977
SK m&service Co., Ltd.(*)		160,704	95,263	65,441	211,081	4,157

(*)	The financial information is the condensed financial information after the entity was included in the scope of consolidation.

(3)	Condensed financial information of subsidiaries. Continued

3)	Condensed financial information of the significant consolidated subsidiaries as of and for the year ended December 31, 2021 is as follows:

(In millions of won)
	As of December 31, 2021				2021
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit
SK Telink Co., Ltd.	~~W~~	174,837	52,821	122,016	313,404	8,846
SK Broadband Co., Ltd.		5,971,505	3,091,837	2,879,668	4,058,997	213,468
PS&Marketing Corporation		478,745	263,457	215,288	1,445,540	3,179
SERVICE ACE Co., Ltd.		99,059	66,496	32,563	197,146	2,519
SERVICE TOP Co., Ltd.		72,026	46,067	25,959	185,452	2,066
SK O&S Co., Ltd.		95,748	58,870	36,878	285,591	69
Home & Service Co., Ltd.		131,947	90,775	41,172	405,255	550
SK stoa Co., Ltd.		107,943	59,931	48,012	316,249	19,163

(4)	Changes in subsidiaries

1)	The list of subsidiaries that were newly included in consolidation scope for the year ended December 31, 2023 is as follows:

Subsidiary	Reason
Global AI Platform Corporation Korea	Established by SK Telecom Americas, Inc.
Global AI Platform Corporation	Established by SK Telecom Americas, Inc.

2)	The list of subsidiaries that were excluded from consolidation scope for the year ended December 31, 2023 is as follows:

Subsidiary	Reason
SK Telecom Japan Inc.	Loss of control
SK Planet Japan, K. K.	Loss of control

Information of significant non-controlling interests of the group

(In millions of won)
	SK Broadband Co., Ltd.(*)
Ownership of non-controlling interests (%)		25.4

	As of December 31, 2023
Current assets	~~W~~	1,388,965
Non-current assets		5,214,315
Current liabilities		(1,388,317)
Non-current liabilities		(1,988,989)
Net assets		3,225,974
Carrying amount of non-controlling interests		819,592

	2023
Revenue	~~W~~	4,274,747
Profit for the year		202,890
Total comprehensive income		183,499
Profit attributable to non-controlling interests		51,448

Net cash provided by operating activities	~~W~~	1,110,847
Net cash used in investing activities		(1,064,434)
Net cash used in financing activities		(60,254)
Effects of exchange rate changes on cash and cash equivalents		9
Net decrease in cash and cash equivalents		(13,832)

Dividends paid to non-controlling interests for the year ended December 31, 2023	~~W~~	50,557

(*)	The above condensed financial information is the consolidated financial information of the subsidiary and reflects fair value adjustments as a result of the business combination.

(5)	The financial information of significant non-controlling interests of the Group as of and for the years ended December 31, 2023, 2022 and 2021 are as follows, Continued:

(In millions of won)
	SK Broadband Co., Ltd.(*)
Ownership of non-controlling interests (%)		25.3

	As of December 31, 2022
Current assets	~~W~~	1,348,305
Non-current assets		5,076,410
Current liabilities		(1,707,805)
Non-current liabilities		(1,488,834)
Net assets		3,228,076
Carrying amount of non-controlling interests		816,676

	2022
Revenue	~~W~~	4,156,326
Profit for the year		217,303
Total comprehensive income		237,860
Profit attributable to non-controlling interests		51,528

Net cash provided by operating activities	~~W~~	1,184,794
Net cash used in investing activities		(807,965)
Net cash used in financing activities		(415,908)
Effects of exchange rate changes on cash and cash equivalents		(584)
Net decrease in cash and cash equivalents		(39,663)

Dividends paid to non-controlling interests for the year ended December 31, 2022	~~W~~	—

(*)	The above condensed financial information is the consolidated financial information of the subsidiary and reflects fair value adjustments as a result of the business combination.

(5)	The financial information of significant non-controlling interests of the Group as of and for the years ended December 31, 2023, 2022 and 2021 are as follows, Continued:

(In millions of won)
	SK Broadband Co., Ltd.(*)
Ownership of non-controlling interests (%)		25.1

	As of December 31, 2021
Current assets	~~W~~	1,252,935
Non-current assets		4,886,448
Current liabilities		(1,433,800)
Non-current liabilities		(1,717,074)
Net assets		2,988,509
Carrying amount of non-controlling interests		740,771

	2021
Revenue	~~W~~	4,049,156
Profit for the year		198,268
Total comprehensive income		214,003
Profit attributable to non-controlling interests		52,935

Net cash provided by operating activities	~~W~~	1,072,307
Net cash used in investing activities		(615,510)
Net cash used in financing activities		(248,139)
Effects of exchange rate changes on cash and cash equivalents		(59)
Net increase in cash and cash equivalents		208,599

Dividends paid to non-controlling interests for the year ended December 31, 2021	~~W~~	—

(*)	The above condensed financial information is the consolidated financial information of the subsidiary and reflects fair value adjustments as a result of the business combination.